Warrants - Preferred stock and common stock outstanding (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant				3,386,246
March 17, 2014
Class of Warrant or Right [Line Items]
Contractual Term				10 years
Shares Issuable Upon Exercise of Warrant				250,000
Warrants exercise price				$ 0.09
September 28, 2016
Class of Warrant or Right [Line Items]
Contractual Term				10 years
Shares Issuable Upon Exercise of Warrant				2,686,246
Warrants exercise price				$ 0.001
July 5, 2017
Class of Warrant or Right [Line Items]
Contractual Term				10 years
Shares Issuable Upon Exercise of Warrant				375,000
Warrants exercise price				$ 0.09
February 12, 2019
Class of Warrant or Right [Line Items]
Contractual Term				10 years
Shares Issuable Upon Exercise of Warrant				75,000
Warrants exercise price				$ 0.09
Evolv Technologies Holdings, Inc.
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	5,127,237	5,127,237	740,991
Warrants exercise price			$ 0.15
Evolv Technologies Holdings, Inc. | March 17, 2014
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	250,000	250,000
Warrants exercise price	$ 0.09	$ 0.09
Evolv Technologies Holdings, Inc. | September 28, 2016
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	2,686,246	2,686,246
Warrants exercise price	$ 0.001	$ 0.001
Evolv Technologies Holdings, Inc. | July 5, 2017
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	375,000	375,000
Warrants exercise price	$ 0.09	$ 0.09
Evolv Technologies Holdings, Inc. | February 12, 2019
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	75,000	75,000
Warrants exercise price	$ 0.09	$ 0.09
Evolv Technologies Holdings, Inc. | March 30, 2020
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	740,991	740,991
Warrants exercise price	$ 0.15	$ 0.15
Evolv Technologies Holdings, Inc. | December 3, 2020
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	1,000,000	1,000,000
Warrants exercise price	$ 0.16	$ 0.16